Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and accrued income other than contract assets [abstract]
Schedule of prepaid expenses

	December 31, 2024	December 31, 2023
Prepaid insurance	$1,175,709	$19,585
Other	318,774	216,744

	$1,494,483	$236,329